Fixed Assets, Less Accumulated Depreciation (Schedule Of Fixed Assets Less Acummulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 44,748	$ 41,072
Accumulated depreciation	(32,413)	(28,771)
Fixed assets at cost, less accumulated depreciation	12,335	12,301
Computer And Software [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	13,633	12,195
Instruments And Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	1,494	1,476
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	6,338	5,471
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	140	140
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	20,035	18,926
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	558	558
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, at cost	$ 2,550	$ 2,306